Commitments and Contingencies	6 Months Ended	12 Months Ended
	May 31, 2018	Nov. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

2.	COMMITMENTS AND CONTINGENCIES

Judgment Payable

On April 3, 2014 the Company had a judgment assessed against them for $30,000. The judgment incurred interest at 10% per year. At November 30, 2017, the balance on the judgment payable, including accrued interest, totaled $40,981. On May 22, 2018, the Company agreed to settle this judgment payable totaling $42,403, including accrued interest, for $15,000. The Company’s shareholder paid for this settlement directly, resulting in a contribution from shareholder during the six months ended May 31, 2018.

Legal Matters

From time to time the Company may be involved in certain legal actions and claims arising in the ordinary course of business. The Company was not a party to any specific legal actions or claims at May 31, 2018.

2.	COMMITMENTS AND CONTINGENCIES

Judgment Payable

On April 3, 2014 the Company had a judgment assessed against them for $30,000. The judgment incurred interest at 10% per year. At November 30, 2017 and 2016, the balance on the judgment payable, including accrued interest, totaled $40,981 and 37,981, respectively. On May 22, 2018, the Company agreed to settle this judgment payable, including accrued interest, for $15,000.

Legal Matters

From time to time the Company may be involved in certain legal actions and claims arising in the ordinary course of business. The Company was not a party to any specific legal actions or claims at November 30, 2017.